Advances from the Federal Home Loan Bank (Details) - Schedule of advances from the federal home loan bank $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of advances from the federal home loan bank [Abstract]
2022	$ 23,807
2023	25,679
2024	3,659
2025	3,643
2026	31
2027	22
2028	16
2029-2032	16
Advances from the Federal Home Loan Bank	$ 56,873